Disposal of Subsidiaries (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Abstract]
Recognized losses in connection with disposals		$ (5,018)